LOANS PAYABLE	3 Months Ended
Mar. 31, 2015
LOANS PAYABLE [Abstract]
LOANS PAYABLE

NOTE 3 - LOANS PAYABLE

Goldland Holdings is indebted to KBM Worldwide Inc. in the amount of $118,500.  The amount of $68,500 borrowed on December 4, 2014 was fully repaid in May 2015.  On January 8, 2015 Pierre Quilliam the then CEO authorized without Board of Directors approval or knowledge, a company loan in the amount of $53,500 from KBM Worldwide, Inc.  A convertible promissory note was issued at an interest rate of 8% per annum and the note was due on October 12, 2015.  Other loans payable totaling $24,363 are unsecured and due on demand.